ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accrued Liabilities [Abstract]
Vessel operating expenses	$ 5,395	$ 6,111
Administrative expenses	628	552
Interest expense	6,487	6,688
Accrued expenses	$ 12,510	$ 13,351